Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 690	$ 269
Operating expenses:
Research and development	23,384	29,193
General and administrative expenses	13,015	10,380
Foreign currency losses (gains)	(699)	957
Total operating expenses	35,700	40,530
Loss from operations	(35,010)	(40,261)
Other income, net:
Interest income	6	78
Other income	4,496	6,883
Change in fair value of contingent consideration payable		2,967
Total other income, net	4,502	9,928
Net loss before income tax benefit	(30,508)	(30,333)
Income tax benefit	13
Net loss	(30,495)	(30,333)
Other comprehensive income
Foreign currency translation adjustment	1,566	1,113
Comprehensive loss	$ (28,929)	$ (29,220)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.46)
Weighted-average number of common shares used in computing basic and diluted net loss per common share	114,149,743	65,493,842